Other Assets and Non-current Assets Held for Sale - Schedule of Other Assets (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Assets And Non Current Assets Held For Sale [abstract]
Assets for leasing	$ 29,241	$ 10,807
Other assets	781,280	531,826
Deposits in guarantee	8,385	11,230
Accounts and notes receivable	77,980	37,070
Rights on brokerage transactions	33,137	26,589
Repossessed assets from leasing transactions	6,412	3,809
Prepaid expenses	27,538	26,629
Collateral for financial transactions (threshold)	582,448	413,439
Claims receivable from insurance companies	230	230
Asset management fees receivable	811	811
Insurance brokerage fees receivable	7,502	6,741
Other assets	36,837	5,278
Totals	$ 810,521	$ 542,633